GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

SFL Corporation Ltd. (“SFL” or the “Company”) is an international maritime and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol “SFL”. The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2023, the Company owned seven Suezmax crude oil carriers, six oil product tankers, 15 dry bulk carriers (including five Supramax, two Kamsarmax and eight Capesize dry bulk carriers), 32 container vessels (including seven leased-in vessels), one jack-up drilling rig, one ultra-deepwater drilling rig, five car carriers, as well as two dual-fuel 7,000 Car Equivalent Unit (“CEU”) newbuilding car carriers under construction. One of these vessels was delivered from the shipyard in January 2024 with the second vessel expected to be delivered during the first half of 2024. The Company also partly own four leased-in container vessels in our associated companies. (See Note 18: Investment in Associated Companies).

Since the Company's incorporation in 2003 and public listing in 2004, SFL has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.